Non-current assets of disposal groups classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Non-current asset held for sale and discontinued operations [Abstract]
Disclosure Of Detailed Information About Of Non current Assets Held For Sale And Discontinued Operations [Text Block]
Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Land	1,848,903	1,752,783
Constructions	420,487	359,414
Machinery	13,330	9,130
Total	2,282,720	2,121,327